SCHEDULE OF FAIR VALUE MEASUREMENT (Details)	Dec. 31, 2021 $ / shares shares	Jul. 29, 2021 $ / shares shares	Mar. 22, 2021 $ / shares shares	Mar. 22, 2021 £ / shares shares	Feb. 18, 2020 $ / shares	Feb. 18, 2020 £ / shares
Exercise price | (per share)			$ 1.51	£ 1.10	$ 1.30	£ 100
Backstop Warrants [Member]
Number of shares underlying the warrants | shares	7,530,000		7,530,000	7,530,000
Stock price	$ 0.71		$ 1.93
Backstop Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input	0.700		0.850	0.850
Backstop Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input	0.0114		0.0087	0.0087
Backstop Warrants [Member] | Measurement Input, Expected Term [Member]
Warrant term	4 years 2 months 19 days		5 years	5 years
Public Warrants [Member]
Number of shares underlying the warrants | shares	1,988,316		1,988,316	1,988,316
Stock price	$ 0.71		$ 1.40
Public Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input	0.9658		1.1340	1.1340
Public Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input	0.0062		0.0023	0.0023
Public Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input	0		0	0
Public Warrants [Member] | Measurement Input, Expected Term [Member]
Warrant term	1 year 7 months 28 days		2 years 5 months 8 days	2 years 5 months 8 days
Private Warrants [Member]
Number of shares underlying the warrants | shares	1,205,040		1,205,040	1,205,040
Stock price	$ 0.71		$ 1.93
Private Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input	0.9482		0.902	0.902
Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input	0.0115		0.0086	0.0086
Private Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input	0		0	0
Private Warrants [Member] | Measurement Input, Expected Term [Member]
Warrant term	4 years 2 months 19 days		5 years	5 years
Loan Warrants [Member]
Number of shares underlying the warrants | shares	212,568	212,568
Stock price	$ 0.71	$ 1.23
Exercise price	$ 1.18	$ 1.18
Loan Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input	0.9482	0.9028
Loan Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input	0.0115	0.0074
Loan Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input	0	0
Loan Warrants [Member] | Measurement Input, Expected Term [Member]
Warrant term	4 years 2 months 19 days	5 years